Employee Benefit Plan - Schedule of Expected Benefit Payments (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule of Expected Benefit Payments [Abstract]
2024	$ 24,959	$ 5,177
2025	22,923	13,974
2026	20,551	14,755
2027	17,671	12,660
2028		10,820
2029 – 2033	$ 100,013	$ 63,659